Real Estate Properties under Development, Net (Tables)	12 Months Ended
Dec. 31, 2019
Real Estate [Abstract]
Schedule of Real Estate Properties

The following summarizes the components of real estate properties under development as at December 31, 2018 and 2019:

At December 31,	2018	2019
Building at cost	$28,213	$27,732
Less: accumulated depreciation	(15,413)	(15,007)
	12,800	12,725
Construction in progress	76,760	156,221
Land use right	82,050	82,739
Net book value	$171,610	$251,685

Schedule of Lease Building to Third Parties with the Carrying Amount

The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2018	2019
Buildings at cost	$28,213	$27,732
Less: accumulated depreciation	(15,413)	(15,007)
Buildings, net	$12,800	$12,725